Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
NOTE 9.	CASH AND CASH EQUIVALENTS
As of December 31, 2019 and 2018, cash and cash equivalents were as follows:

	2019		2018
Cash on hand and in banks (i)	Ps.	27,502,675	Ps.	41,974,735
Highly liquid investments (ii)		33,118,956		39,937,674

	Ps.	60,621,631	Ps.	81,912,409

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.